UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund
The fund's portfolio
1/31/19 (Unaudited)

COMMON STOCKS (91.7%)(a)
	Shares	Value
Aerospace and defense (1.5%)
Boeing Co. (The)	99,416	$38,336,798

		38,336,798
Airlines (1.5%)
Air Canada (Canada)(NON)	813,992	18,380,564
Southwest Airlines Co.	367,234	20,844,202

		39,224,766
Auto components (1.1%)
Magna International, Inc. (Canada)	305,769	16,178,238
Pirelli & C. SpA (Italy)(NON)	1,780,302	11,623,228

		27,801,466
Automobiles (0.6%)
General Motors Co.	395,351	15,426,596

		15,426,596
Banks (7.3%)
Bank of America Corp.	2,281,985	64,968,113
Citigroup, Inc.	627,172	40,427,507
Hilltop Holdings, Inc.	190,975	3,515,850
JPMorgan Chase & Co.	761,702	78,836,157

		187,747,627
Beverages (2.0%)
Coca-Cola Co. (The)	246,749	11,876,029
Molson Coors Brewing Co. Class B	245,766	16,370,473
PepsiCo, Inc.	214,832	24,205,121

		52,451,623
Biotechnology (3.2%)
Amgen, Inc.	202,344	37,860,586
Biogen, Inc.(NON)	68,820	22,970,740
Gilead Sciences, Inc.	311,995	21,842,770

		82,674,096
Capital markets (5.0%)
Ameriprise Financial, Inc.	129,889	16,443,947
Apollo Global Management, LLC Class A	368,939	10,802,534
Bank of New York Mellon Corp. (The)	241,444	12,632,350
Deutsche Bank AG RSP (Germany)	828,667	7,358,563
Goldman Sachs Group, Inc. (The)	184,686	36,569,675
Invesco, Ltd.	291,295	5,307,395
KKR & Co., Inc. Class A	451,407	10,134,087
Raymond James Financial, Inc.	232,688	18,731,384
State Street Corp.	129,787	9,201,898

		127,181,833
Chemicals (1.5%)
Celanese Corp.	178,291	17,073,146
DowDuPont, Inc.	286,695	15,427,058
Orion Engineered Carbons SA (Luxembourg)	259,090	7,148,293

		39,648,497
Commercial services and supplies (0.8%)
BrightView Holdings, Inc.(NON)	172,903	2,560,693
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $32) (Private) (Germany)(NON)(F)(RES)	24	21
New Middle East Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Germany)(NON)(F)(RES)	10	9
Republic Services, Inc.	221,859	17,018,804

		19,579,527
Communications equipment (2.1%)
Cisco Systems, Inc.	1,125,737	53,236,103

		53,236,103
Consumer finance (0.8%)
Capital One Financial Corp.	259,932	20,947,920

		20,947,920
Diversified financial services (2.6%)
Alignvest Acquisition II Corp. Class A (Canada)(NON)	677,047	5,116,691
Berkshire Hathaway, Inc. Class B(NON)	189,782	39,007,792
Capitol Investment Corp. IV (Units)(NON)	306,859	3,203,608
Haymaker Acquisition Corp. (Units)(NON)	360,486	3,749,054
J2 Acquisition, Ltd. (British Virgin Islands)(NON)	711,565	6,368,507
TPG Pace Holdings Corp. (Units)(NON)	903,262	9,457,153

		66,902,805
Diversified telecommunication services (0.9%)
AT&T, Inc.	727,295	21,862,488

		21,862,488
Electric utilities (1.9%)
Entergy Corp.	273,519	24,395,160
Exelon Corp.	481,888	23,014,971

		47,410,131
Entertainment (1.7%)
Live Nation Entertainment, Inc.(NON)	315,328	16,873,201
Walt Disney Co. (The)	244,891	27,310,244

		44,183,445
Equity real estate investment trusts (REITs) (1.5%)
Armada Hoffler Properties, Inc.(R)	753,634	11,319,583
Easterly Government Properties, Inc.(R)(S)	683,976	12,284,209
Equity Commonwealth(R)	447,159	14,470,065

		38,073,857
Food and staples retail (3.3%)
Costco Wholesale Corp.	54,400	11,675,872
Kroger Co. (The)	574,846	16,285,387
Walgreens Boots Alliance, Inc.	208,074	15,035,427
Walmart, Inc.	436,635	41,842,732

		84,839,418
Food products (0.2%)
Nomad Foods, Ltd. (United Kingdom)(NON)	235,028	4,308,063

		4,308,063
Health-care equipment and supplies (0.8%)
Baxter International, Inc.	276,042	20,010,285
RA Medical Systems, Inc.(NON)(S)	83,800	618,444

		20,628,729
Health-care providers and services (4.1%)
Cigna Corp.	87,352	17,453,803
CVS Health Corp.	249,297	16,341,418
HCA Healthcare, Inc.	166,596	23,228,480
McKesson Corp.	108,014	13,852,796
Tenet Healthcare Corp.(NON)	406,472	8,938,319
UnitedHealth Group, Inc.	94,273	25,472,565

		105,287,381
Hotels, restaurants, and leisure (1.3%)
Bloomin' Brands, Inc.	242,458	4,468,501
Hyatt Hotels Corp. Class A	193,394	13,520,175
MGM Resorts International	513,799	15,126,243

		33,114,919
Household durables (1.0%)
Green Brick Partners, Inc.(NON)	342,890	2,900,849
HC Brillant Services GmbH (acquired 8/2/13, cost $32) (Private) (Private) (Germany)(NON)(F)(RES)	48	41
PulteGroup, Inc.	812,391	22,592,594

		25,493,484
Household products (0.4%)
Energizer Holdings, Inc.	203,019	9,623,101

		9,623,101
Independent power and renewable electricity producers (1.2%)
NRG Energy, Inc.	732,779	29,977,989

		29,977,989
Industrial conglomerates (0.8%)
Honeywell International, Inc.	133,658	19,197,299

		19,197,299
Insurance (1.3%)
Assured Guaranty, Ltd.	292,685	11,871,304
Lincoln National Corp.	236,948	13,859,089
Sirius International Insurance Group, Ltd. (Bermuda)(NON)(S)	565,748	8,203,346

		33,933,739
Interactive media and services (3.9%)
Alphabet, Inc. Class C(NON)	57,322	63,992,561
Facebook, Inc. Class A(NON)	210,116	35,024,236

		99,016,797
Internet and direct marketing retail (2.4%)
Amazon.com, Inc.(NON)	32,065	55,111,077
Delivery Hero Holding GmbH (Germany)(NON)	180,259	6,643,645
Global Fashion Group SA (acquired 8/2/13, cost $1,579,787) (Private) (Luxembourg)(NON)(F)(RES)	37,292	343,203

		62,097,925
IT Services (2.8%)
DXC Technology Co.	226,331	14,512,344
IBM Corp.	113,500	15,256,670
Priority Technology Holdings, Inc.(NON)	272,753	1,704,706
Visa, Inc. Class A	291,611	39,370,401

		70,844,121
Machinery (0.7%)
Caterpillar, Inc.	130,203	17,337,831

		17,337,831
Media (1.6%)
Comcast Corp. Class A	855,245	31,276,310
Discovery, Inc. Class A(NON)(S)	141,367	4,011,995
Liberty Global PLC Class A (United Kingdom)(NON)(S)	247,986	6,050,858

		41,339,163
Metals and mining (0.5%)
Freeport-McMoRan, Inc. (Indonesia)	910,804	10,601,759
Largo Resources, Ltd. (Canada)(NON)(S)	970,622	2,120,085

		12,721,844
Multiline retail (0.7%)
Target Corp.(S)	249,148	18,187,804

		18,187,804
Oil, gas, and consumable fuels (6.4%)
ConocoPhillips	415,215	28,105,903
Diamondback Energy, Inc.	68,268	7,039,796
Encana Corp. (Canada)(S)	1,085,350	7,467,208
Energy Transfer LP	29,647	436,107
Enterprise Products Partners LP	578,768	16,014,511
Exxon Mobil Corp.	122,079	8,945,949
Kimbell Royalty Partners LP	205,152	3,510,151
Kinder Morgan, Inc.	1,014,020	18,353,762
Marathon Oil Corp.	699,076	11,038,410
Plains GP Holdings LP Class A(NON)	246,274	5,624,898
Royal Dutch Shell PLC ADR Class A (United Kingdom)	479,235	29,583,177
Suncor Energy, Inc. (Canada)	364,160	11,769,651
Total SA ADR	25	1,368
Valero Energy Corp.	177,716	15,607,019

		163,497,910
Pharmaceuticals (3.4%)
Jazz Pharmaceuticals PLC(NON)	120,576	15,179,313
Johnson & Johnson	254,813	33,910,514
Pfizer, Inc.	897,597	38,102,993

		87,192,820
Real estate management and development (1.0%)
CBRE Group, Inc. Class A(NON)	293,779	13,440,389
Kennedy-Wilson Holdings, Inc.	596,594	11,925,914

		25,366,303
Road and rail (1.6%)
Norfolk Southern Corp.	115,185	19,321,132
Union Pacific Corp.	113,696	18,085,623
US Xpress Enterprises, Inc. Class A(NON)	494,484	3,649,292

		41,056,047
Semiconductors and semiconductor equipment (2.6%)
Intel Corp.	659,532	31,077,148
Lam Research Corp.	103,474	17,547,121
Micron Technology, Inc.(NON)	244,064	9,328,126
Qualcomm, Inc.	169,962	8,416,518

		66,368,913
Software (6.5%)
Adobe, Inc.(NON)	56,618	14,031,073
Microsoft Corp.	1,255,938	131,157,605
Oracle Corp.	444,366	22,320,504

		167,509,182
Specialty retail (2.6%)
Best Buy Co., Inc.(S)	300,581	17,806,418
Home Depot, Inc. (The)	123,543	22,673,847
Lowe's Cos., Inc.	206,946	19,899,927
Michaels Cos., Inc. (The)(NON)(S)	514,902	7,136,542

		67,516,734
Technology hardware, storage, and peripherals (4.4%)
Apple, Inc.	581,761	96,828,302
Dell Technologies, Inc. Class C(NON)	1	37
HP, Inc.	693,828	15,285,031

		112,113,370
Thrifts and mortgage finance (0.2%)
Radian Group, Inc.	308,800	5,941,312

		5,941,312

Total common stocks (cost $1,970,622,206)		$2,347,201,776

INVESTMENT COMPANIES (3.0%)(a)
	Shares	Value
Health Care Select Sector SPDR Fund	322,319	$29,224,664
Industrial Select Sector SPDR Fund(S)	434,678	31,196,840
SPDR S&P Homebuilders ETF(S)	446,167	16,365,406

Total investment companies (cost $75,657,071)		$76,786,910

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Agiliti, Inc.	7/24/22	$11.50	304,550	$234,504
Alignvest Acquisition II Corp. Class A, (Canada)	7/4/22	CAD 11.50	338,523	77,291
J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	$11.50	711,565	202,796
Sirius International Insurance Group, Ltd. (Bermuda)	12/31/23	18.88	464,490	278,694

Total warrants (cost $665,213)				$793,285

SHORT-TERM INVESTMENTS (8.8%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.65%(AFF)	Shares	86,882,405	$86,882,405
Putnam Short Term Investment Fund 2.65%(AFF)	Shares	133,382,902	133,382,902
U.S. Treasury Bills 2.548%, 6/13/19(SEG)		$473,000	468,865
U.S. Treasury Bills 2.531%, 6/6/19(SEG)		520,000	515,700
U.S. Treasury Bills 2.479%, 4/11/19(SEG)		476,000	473,846
U.S. Treasury Bills 2.464%, 5/9/19(SEG)(SEGSF)		635,000	630,927
U.S. Treasury Bills 2.407%, 2/21/19(SEG)		27,000	26,965
U.S. Treasury Bills 2.376%, 2/14/19(SEG)		1,354,000	1,352,871
U.S. Treasury Bills 2.353%, 2/7/19(SEG)		308,000	307,883

Total short-term investments (cost $224,041,921)			$224,042,364
TOTAL INVESTMENTS

Total investments (cost $2,270,986,411)			$2,648,824,335

FUTURES CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	143	$10,720,844	$10,726,430	Mar-19	$455,618
S&P 500 Index E-Mini (Long)	481	65,033,605	65,043,225	Mar-19	1,331,451

Unrealized appreciation					1,787,069

Unrealized (depreciation)					—

Total					$1,787,069

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $527,842) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Barclays Bank PLC
Enterprise Products Partners (Call)	Jun-19/$30.00	$5,283,780	$190,957	$62,063
Citibank, N.A.
Boeing Co. (The) (Call)	Jun-19/430.00	3,833,834	9,942	78,542
UBS AG
Bank of America Corp. (Call)	Jun-19/32.00	6,496,826	228,199	107,253
PulteGroup, Inc. (Call)	Apr-19/30.00	5,639,340	202,781	133,877

Total				$381,735

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,559,394,514.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $343,274, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,676,525	$751,027,863	$677,821,983	$848,722	$86,882,405
	Putnam Short Term Investment Fund**	31,719,811	320,585,450	218,922,359	1,337,108	133,382,902

	Total Short-term investments	$45,396,336	$1,071,613,313	$896,744,342	$2,185,830	$220,265,307
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $86,882,405, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $85,953,567.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,421,021.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $254,337.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $23,389,568 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $381,735 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $254,337 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$206,401,893	$—	$—
Consumer discretionary	249,295,684	—	343,244
Consumer staples	151,222,205	—	—
Energy	163,497,910	—	—
Financials	442,655,236	—	—
Health care	295,783,026	—	—
Industrials	174,732,238	—	30
Information technology	470,071,689	—	—
Materials	52,370,341	—	—
Real estate	63,440,160	—	—
Utilities	77,388,120	—	—

Total common stocks	2,346,858,502	—	343,274
Investment companies	76,786,910	—	—
Warrants	558,781	—	234,504
Short-term investments	133,382,902	90,659,462	—

Totals by level	$2,557,587,095	$90,659,462	$577,778
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,787,069	$—	$—
Written options outstanding	—	(381,735)	—

Totals by level	$1,787,069	$(381,735)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$2,580,354	$381,735

Total	$2,580,354	$381,735
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written equity option contracts (contract amount)	$210,000
Futures contracts (number of contracts)	500
Warrants (number of warrants)	1,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019